SALES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of sales by product line
	For the	For the
	year ended	year ended
	December 31, 2018	December 31, 2017
Dried Cannabis	1,297,517	582,245
Cannabis Oils	771,533	340,352
Other	41,353	15,057
Total	2,110,403	937,654